Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 30.9%
AMMC CLO 16 Ltd., Series 2015-16A Class DR2 (3 M SOFR + 3.762%, Floor 3.500%), 144A 9.073%, 04/14/29@,•	$2,000	$2,000,142
Anchorage Capital CLO Ltd., Series 2013-1A Class A2R (3 M SOFR + 1.912%), 144A 7.213%, 10/13/30@,•	2,830	2,808,268
Atlas Senior Loan Fund III Ltd., Series 2013-1A Class AR (3 M SOFR + 1.092%), 144A 6.468%, 11/17/27@,•	257	256,694
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A Class B, 144A 4.270%, 03/20/25@	1,545	1,536,463
Barings CLO Ltd., Series 2017-1A Class B1 (3 M SOFR + 1.962%), 144A 7.272%, 07/18/29@,•	1,500	1,497,407
Benefit Street Partners CLO VIII Ltd., Series 2015-8A Class A1AR (3 M SOFR + 1.362%, Floor 1.100%), 144A 6.688%, 01/20/31@,•	2,354	2,347,991
BSPRT Issuer Ltd.,
Series 2021-FL6 Class A (1 M SOFR + 1.214%, Floor 1.100%), 144A, 6.547%, 03/15/36@,•	2,200	2,166,940
Series 2021-FL6 Class B (1 M SOFR + 1.714%, Floor 1.600%), 144A, 7.047%, 03/15/36@,•	2,500	2,356,433
Crestline Denali CLO XVI Ltd., Series 2018-1A Class A (3 M SOFR + 1.382%, Floor 1.382%), 144A 6.708%, 01/20/30@,•	2,446	2,439,606
ECMC Group Student Loan Trust,
Series 2018-2A Class A (30 Day Average SOFR + 0.914%, Floor 0.800%), 144A, 6.229%, 09/25/68@,•	2,636	2,578,939
Series 2019-1A Class A1A, 144A, 2.720%, 07/25/69@	1,331	1,170,620
Edsouth Indenture No. 4 LLC, Series 2013-1 Class A (30 Day Average SOFR + 0.684%), 144A 5.999%, 02/26/29@,•	1,625	1,610,697
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 8.838%, 01/20/33@,•	1,500	1,500,152
JFIN CLO Ltd., Series 2017-2A Class AR (3 M SOFR + 1.252%, Floor 0.990%), 144A 6.649%, 09/20/29@,•	1,079	1,077,294
	Par (000)	Value†

Nassau Ltd., Series 2017-IA Class A1AS (3 M SOFR + 1.412%), 144A 6.720%, 10/15/29@,•	$1,012	$1,010,681
Navient Private Education Loan Trust,
Series 2015-AA Class A3 (1 M SOFR + 1.814%), 144A, 7.147%, 11/15/30@,•	1,329	1,333,387
Series 2014-AA Class A3 (1 M SOFR + 1.714%), 144A, 7.047%, 10/15/31@,•	967	968,134
Series 2015-BA Class A3 (1 M SOFR + 1.564%), 144A, 6.897%, 07/16/40@,•	1,467	1,466,265
Navient Private Education Refi Loan Trust,
Series 2020-EA Class A, 144A, 1.690%, 05/15/69@	1,548	1,378,857
Series 2021-EA Class A, 144A, 0.970%, 12/16/69@	2,632	2,203,543
Navient Student Loan Trust, Series 2016-5A Class A (30 Day Average SOFR + 1.364%), 144A 6.679%, 06/25/65@,•	3,959	3,990,080
OZLM XI Ltd., Series 2015-11A Class A2R (3 M SOFR + 2.012%), 144A 7.381%, 10/30/30@,•	2,300	2,288,613
Shackleton CLO Ltd., Series 2013-3A Class AR (3 M SOFR + 1.382%, Floor 1.120%), 144A 6.690%, 07/15/30@,•	1,137	1,134,956
Signal Peak CLO Ltd., Series 2018-6A Class B (3 M SOFR + 1.942%), 144A 7.307%, 07/28/31@,•	2,000	1,992,490
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 6.019%, 03/25/55•	3,617	3,530,212
SMB Private Education Loan Trust,
Series 2016-B Class A2B (1 M SOFR + 1.564%), 144A, 6.897%, 02/17/32@,•	936	936,130
Series 2014-A Class B, 144A, 4.000%, 09/15/42@	1,350	1,277,109
Series 2021-C Class B, 144A, 2.300%, 01/15/53@	2,539	2,285,039
Sound Point CLO V-R Ltd., Series 2014-1RA Class B (3 M SOFR + 2.012%, Floor 1.750%), 144A 7.322%, 07/18/31@,•	1,500	1,475,592
Steele Creek CLO Ltd., Series 2014-1RA Class B (3 M SOFR + 1.762%, Floor 1.500%), 144A 7.095%, 04/21/31@,•	1,250	1,232,450

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — (continued)
Toyota Auto Receivables Owner Trust, Series 2022-C Class A2A, 3.830%, 08/15/25	$1,436	$1,425,800
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M SOFR + 4.562%, Floor 4.300%), 144A 9.913%, 01/25/34@,•	2,000	1,945,446
TOTAL ASSET BACKED SECURITIES (Cost $58,770,774)		57,222,430

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.0%
BHMS, Series 2018-ATLS Class B (1 M SOFR + 1.797%, Floor 1.750%), 144A 7.129%, 07/15/35@,•	2,000	1,937,795
BX Commercial Mortgage Trust, Series 2019-XL Class B (1 M SOFR + 1.194%, Floor 1.080%), 144A 6.527%, 10/15/36@,•	1,275	1,266,929
Citigroup Commercial Mortgage Trust, Series 2018-TBR Class D (1 M SOFR + 2.039%, Floor 1.800%), 144A 7.372%, 12/15/36@,•	1,000	962,084
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	2,450	2,396,506
FHLMC Multifamily Structured Pass Through Certificates, Series KC02 Class X3 3.174%, 08/25/25•	14,500	536,648
FREMF Mortgage Trust,
Series 2017-K727 Class C, 144A, 3.873%, 07/25/24@,•	3,500	3,404,018
Series 2014-K37 Class C, 144A, 4.763%, 01/25/47@,•	2,550	2,530,382
Series 2015-K44 Class B, 144A, 3.846%, 01/25/48@,•	3,675	3,546,586
Series 2015-K46 Class B, 144A, 3.821%, 04/25/48@,•	1,750	1,679,625
Series 2016-K53 Class B, 144A, 4.162%, 03/25/49@,•	3,220	3,064,585
Series 2017-K728 Class C, 144A, 3.770%, 11/25/50@,•	1,500	1,451,485
GS Mortgage Securities Corp. Trust, Series 2018-HULA Class B (1 M SOFR + 1.553%, Floor 1.500%), 144A 6.893%, 07/15/25@,•	1,829	1,811,287
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M SOFR + 1.697%, Floor 1.650%), 144A 7.029%, 05/15/38@,•	1,500	1,462,021
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $27,385,630)		26,049,951
	Par (000)	Value†

CORPORATE BONDS — 38.3%
Apparel — 0.9%
Michael Kors USA, Inc., 144A 4.250%, 11/01/24@	$1,650	$1,621,125
Auto Manufacturers — 2.0%
Ford Motor Credit Co., LLC 2.300%, 02/10/25	2,250	2,107,244
General Motors Financial Co., Inc. 3.800%, 04/07/25	1,600	1,542,312
		3,649,556
Banks — 6.1%
Bank of America Corp., Series L 3.950%, 04/21/25	2,010	1,941,032
First Maryland Capital II (3 M SOFR + 1.112%) 6.484%, 02/01/27•	1,500	1,350,460
National Securities Clearing Corp., 144A 5.150%, 05/30/25@	1,500	1,488,078
State Street Corp. (3 M SOFR + 0.822%) 6.186%, 05/15/28•	3,805	3,493,557
Wells Fargo & Co. (3 M SOFR + 1.262%) 6.570%, 04/15/27•	3,250	3,038,009
		11,311,136
Beverages — 0.9%
Coca-Cola Europacific Partners PLC, 144A 0.800%, 05/03/24@	1,750	1,698,789
Chemicals — 1.7%
Celanese US Holdings LLC 6.350%, 11/15/28	1,000	988,595
The Sherwin-Williams Co. 4.050%, 08/08/24	2,250	2,214,677
		3,203,272
Commercial Services — 0.9%
Cintas Corp. No. 2 3.450%, 05/01/25	1,750	1,690,579
Computers — 0.8%
Hewlett Packard Enterprise Co. 1.450%, 04/01/24	1,500	1,466,645
Cosmetics & Personal Care — 0.8%
Haleon UK Capital PLC 3.125%, 03/24/25	1,500	1,440,895
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500%, 01/15/25	2,500	2,411,733

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
The Charles Schwab Corp. (SOFR + 0.500%) 5.844%, 03/18/24•	$1,000	$998,811
		3,410,544
Electric — 5.7%
American Electric Power Co., Inc. 2.031%, 03/15/24	2,500	2,453,189
NextEra Energy Capital Holdings, Inc. 6.051%, 03/01/25	2,000	2,003,142
Niagara Mohawk Power Corp., 144A 3.508%, 10/01/24@	2,000	1,947,386
Southern California Edison Co., Series E 3.700%, 08/01/25	2,750	2,645,123
Vistra Operations Co., LLC, 144A 4.875%, 05/13/24@	1,500	1,482,840
		10,531,680
Electronics — 1.6%
Amphenol Corp. 4.750%, 03/30/26	1,500	1,473,538
TD SYNNEX Corp. 1.250%, 08/09/24	1,500	1,432,978
		2,906,516
Entertainment — 0.8%
Warnermedia Holdings, Inc. 3.638%, 03/15/25	1,500	1,446,814
Food — 0.8%
General Mills, Inc. 5.241%, 11/18/25	1,500	1,486,600
Food Service — 0.5%
Aramark Services, Inc., 144A 6.375%, 05/01/25@	1,000	1,015,940
Hand & Machine Tools — 1.8%
Regal Rexnord Corp., 144A 6.050%, 02/15/26@	1,875	1,853,395
Stanley Black & Decker, Inc. 2.300%, 02/24/25	1,500	1,427,294
		3,280,689
Healthcare Products — 2.1%
Revvity, Inc. 0.850%, 09/15/24	1,000	950,134
Stryker Corp. 0.600%, 12/01/23	1,500	1,486,594
Zimmer Biomet Holdings, Inc. 1.450%, 11/22/24	1,500	1,424,536
		3,861,264
Healthcare Services — 0.2%
IQVIA, Inc., 144A 5.000%, 10/15/26@	500	477,967
	Par (000)	Value†

Lodging — 1.0%
Hyatt Hotels Corp. 1.800%, 10/01/24	$1,875	$1,798,742
Miscellaneous Manufacturing — 0.8%
Parker-Hannifin Corp. 3.650%, 06/15/24	1,500	1,476,784
Packaging and Containers — 1.9%
Graphic Packaging International LLC 4.125%, 08/15/24	2,000	1,955,267
Owens-Brockway Glass Container, Inc., 144A 6.375%, 08/15/25@	1,500	1,496,520
		3,451,787
Real Estate Investment Trusts — 1.2%
SBA Tower Trust, 144A 1.884%, 07/15/50@	2,500	2,260,626
Semiconductors — 0.8%
Qorvo, Inc., 144A 1.750%, 12/15/24@	1,500	1,409,337
Software — 1.8%
Concentrix Corp. 6.650%, 08/02/26	2,000	1,989,512
VMware, Inc. 1.000%, 08/15/24	1,500	1,436,809
		3,426,321
Telecommunications — 1.4%
T-Mobile USA, Inc. 3.500%, 04/15/25	1,500	1,447,498
Verizon Communications, Inc. 1.450%, 03/20/26	1,250	1,128,794
		2,576,292
TOTAL CORPORATE BONDS (Cost $73,563,352)		70,899,900

RESIDENTIAL MORTGAGE BACKED SECURITIES — 14.1%
Collateralized Mortgage Obligations — 13.4%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	571	530,903
Bunker Hill Loan Depositary Trust,
STEP, Series 2019-2 Class A3, 144A, 3.185%, 07/25/49@	1,734	1,596,133
Series 2020-1 Class M1, 144A, 4.353%, 02/25/55@,•	2,250	1,893,096
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	553	490,855
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,318	1,069,104

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Collateralized Mortgage Obligations — (continued)
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	$3,971	$3,343,610
JP Morgan Mortgage Trust,
Series 2019-6 Class B2, 144A, 4.226%, 12/25/49@,•	2,943	2,552,272
Series 2019-9 Class A3, 144A, 3.500%, 05/25/50@,•	1,221	1,042,667
OBX Trust, Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	238	213,266
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,296	1,887,685
Towd Point Mortgage Trust, Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,669,882
Verus Securitization Trust,
Series 2019-INV2 Class A3, 144A, 4.219%, 07/25/59@,•	816	785,357
Series 2019-INV3 Class A1, 144A, 2.692%, 11/25/59@,•	1,794	1,716,027
Series 2020-INV1 Class A1, 144A, 1.977%, 03/25/60@,•	1,137	1,112,142
Series 2020-INV1 Class A2, 144A, 3.035%, 03/25/60@,•	1,500	1,428,645
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	2,800	2,505,624
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	1,208	986,072
		24,823,340
Fannie Mae REMICS — 0.7%
Series 2012-152 Class TA 2.500%, 09/25/42	1,547	1,250,240
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $30,520,751)		26,073,580

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Inflation Indexed Bonds 1.250%, 04/15/28 (Cost $979,821)	1,019	969,191

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.4%

MONEY MARKET FUNDS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $1,213,337)	1,213,337	$1,213,337
	Par (000)
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills 5.501%, 02/29/24 (Cost $1,319,491)	$1,350	1,320,164
TOTAL SHORT-TERM INVESTMENTS (Cost $2,532,828)		2,533,501
TOTAL INVESTMENTS — 99.2% (Cost $193,753,156)		$183,748,553
Other Assets & Liabilities — 0.8%		1,556,364
TOTAL NET ASSETS — 100.0%		$185,304,917

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $116,958,558, which represents 63.1% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
M— Month.
PLC— Public Limited Company.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
STEP— Step Coupon Bond.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Limited Maturity Bond Fund
Country Weightings as of 9/30/2023††
United States	81%
Cayman Islands	16
United Kingdom	2
Ireland	1
Total	100%
††	% of total investments as of September 30, 2023.
Futures contracts held by the Fund at September 30, 2023 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	12/29/23	427	2,000	$101	$86,557,571	$—	$(126,502)
Long	U.S. Treasury 5 Year Note	12/29/23	80	1,000	105	8,428,750	—	(65,146)
							$—	$(191,648)

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Short	U.S. Treasury 10 Year Note	12/19/23	(117)	1,000	$108	$(12,643,313)	$122,914	$—
Short	U.S. Treasury Long Bond	12/19/23	(20)	1,000	114	(2,275,625)	123,242	—
							$246,156	$—
							$246,156	$(191,648)